Earnings per share - Schedule of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income attributable to equity holders of the parent - basic	$ 668,774	$ 546,898	$ 637,251
Convertible notes interest expense, accretion, and deferred financing amortization	0	0	19,584
Net income attributable to equity holders of the parent - diluted	$ 668,774	$ 546,898	$ 656,835
Basic weighted average number of shares (in shares)	48,544,137	52,369,269	55,455,277
Effect of dilutive potential basic shares:
Restricted stock (in shares)	2,330,185	2,158,478	2,610,544
Convertible notes (in shares)	0	0	5,445,455
Dilutive shares (in shares)	2,330,185	2,158,478	8,055,999
Diluted weighted average number of shares (in shares)	50,874,322	54,527,747	63,511,276
Earnings per share:
Basic (in USD per share)	$ 13.78	$ 10.44	$ 11.49
Diluted (in USD per share)	$ 13.15	$ 10.03	$ 10.34